Summary of Significant Accounting Policies (Details) $ in Thousands		6 Months Ended		12 Months Ended
	Nov. 20, 2019 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Shareholders equity amount		$ 507
Deferred revenue		3,870		$ 3,569		$ 1,901
Deferred revenue recognized amount		$ 1,901	$ 3,569	1,901		1,053	$ 3,328
Invested amount	$ 290
Total investment percentage	5.00%
Local PRC government authorities amount				3,753		1,897	1,566
Value-added tax deduction				3,426		1,729	1,322
High-tech enterprises				327		168	$ 244
Deferred tax assets, regulatory assets and liabilities				939		$ 972
Underpayment of taxes				$ 14,358	¥ 100,000
SunCar [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage				100.00%